INCOME TAXES	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
INCOME TAXES

NOTE 7 – INCOME TAXES

As of March 31, 2012, the Company had net operating loss carry forwards of $34,217 that may be available to reduce future years’ taxable income through 2031.

As of March 31, 2012

Deferred tax assets:
Net operating tax carryforwards	$13,345
Other	—
Gross deferred tax assets	13,345
Valuation allowance	(13,345)

Net deferred tax assets	$—

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carryforwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.